Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Professional fees related parties	$ 90,000	$ 90,000	$ 270,000	$ 90,000